SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right Of Use Assets And Lease Liabilities
Right-of-use assets	$ 289	$ 2,252	$ 2,208
Less: accumulated depreciation	(159)	(1,243)	(125)
Right-of-use assets, net	130	1,009	2,083
Current portion	129	1,001	1,133
Non-current portion			994
Total	$ 129	$ 1,001	$ 2,127
Weighted average remaining lease term (years)	1 year	1 year	2 years
Weighted average discount rate	5.63%	5.63%	5.63%